WELLS FARGO FUNDS TRUST

Wells Fargo Asset Allocation Fund
Class A, Class B, Class C and Institutional Class

Wells Fargo Index Allocation Fund
Class A, Class B and Class C

Supplement dated August 1, 2004,
to the Prospectuses for the Class A, Class B, Class C and
Institutional Class shares dated February 1, 2004

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the Wells Fargo Funds (the "Funds"). At its May 18 and 19, 2004, regular meeting, the Board approved changes to the method in which advisory fees are charged to the Funds. These changes are described below.

Effective August 1, 2004, the Board approved a new advisory fee schedule for the Funds. The new schedule implements asset level breakpoints at which the advisory fee charged to each Fund decreases as the asset level of the Fund increases. Each Fund has its own advisory fee rate schedule. Dependent upon a Fund's current asset base, the new schedules will result in advisory fee rates that are either equal to or lower than the current advisory fee for the Fund; in no case will the advisory fee of any Fund increase as a result of the new fee schedules. For the specific schedule applicable to a Fund, please see the Statement of Additional Information.

WELLS FARGO FUNDS TRUST

Wells Fargo Equity Index Fund
Class A and Class B

Wells Fargo Montgomery Mid Cap Growth Fund
Wells Fargo SIFE Specialized Financial Services Fund
Wells Fargo Specialized Health Sciences Fund
Wells Fargo Specialized Technology Fund
Class A, Class B and Class C

Wells Fargo Growth Fund
Class A, Class B and Institutional Class

Wells Fargo Equity Income Fund
Wells Fargo International Equity Fund
Wells Fargo Large Cap Appreciation Fund
Wells Fargo Large Cap Value Fund
Wells Fargo Large Company Growth Fund
Wells Fargo Montgomery Emerging Markets Focus Fund
Wells Fargo Montgomery Small Cap Fund
Wells Fargo Small Cap Growth Fund
Wells Fargo Small Company Growth Fund
Wells Fargo Small Company Value Fund
Class A, Class B, Class C and Institutional Class

Wells Fargo Index Fund
Wells Fargo Small Cap Opportunities Fund
Institutional Class

Wells Fargo Montgomery Institutional Emerging Markets Fund
Select Class

Supplement dated August 1, 2004,
to the Prospectuses for the Class A, Class B, Class C,
Institutional Class and Select Class shares dated February 1, 2004

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the Wells Fargo Funds (the "Funds"). At its May 18 and 19, 2004, regular meeting, the Board approved changes to the method in which advisory fees are charged to the Funds. These changes are described below.

Effective August 1, 2004, the Board approved a new advisory fee schedule for the Funds. The new schedule implements asset level breakpoints at which the advisory fee charged to each Fund decreases as the asset level of the Fund increases. Each Fund has its own advisory fee rate schedule. Dependent upon a Fund's current asset base, the new schedules will result in advisory fee rates that are either equal to or lower than the current advisory fee for the Fund; in no case will the advisory fee of any Fund increase as a result of the new fee schedules. For the specific schedule applicable to a Fund, please see the Statement of Additional Information.

WELLS FARGO FUNDS TRUST

Wells Fargo Income Fund
Wells Fargo Limited Term Government Income Fund
Class A, Class B and Institutional Class

Wells Fargo High Yield Bond Fund
Wells Fargo Income Plus Fund
Class A, Class B and Class C

Wells Fargo Inflation-Protected Bond Fund
Wells Fargo Intermediate Government Income Fund
Wells Fargo Montgomery Short Duration Government Bond Fund
Wells Fargo Stable Income Fund
Class A, Class B, Class C and Institutional Class

Wells Fargo Tactical Maturity Bond Fund
Institutional Class

Wells Fargo Montgomery Total Return Bond Fund
Class A, Class B, Class C, Institutional Class and Select Class

Supplement dated August 1, 2004,
to the Prospectus for the Class A, Class B and Class C shares dated October 1, 2003, as supplemented January 30, 2004, and July 2, 2004, and to the Prospectuses for the Institutional Class and Select Class shares dated October 1, 2003

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the Wells Fargo Funds (the "Funds"). At its May 18 and 19, 2004, regular meeting, the Board approved changes to the method in which advisory fees are charged to the Funds. These changes are described below.

Effective August 1, 2004, the Board approved a new advisory fee schedule for the Funds. The new schedule implements asset level breakpoints at which the advisory fee charged to each Fund decreases as the asset level of the Fund increases. Each Fund has its own advisory fee rate schedule. Dependent upon a Fund's current asset base, the new schedules will result in advisory fee rates that are either equal to or lower than the current advisory fee for the Fund; in no case will the advisory fee of any Fund increase as a result of the new fee schedules. For the specific schedule applicable to a Fund, please see the Statement of Additional Information.

WELLS FARGO FUNDS TRUST

Wells Fargo California Limited Term Tax-Free Fund
Class A, Class C and Institutional Class

Wells Fargo California Tax-Free Fund
Wells Fargo National Tax-Free Fund
Wells Fargo National Limited Term Tax-Free Fund
Class A, Class B, Class C and Institutional Class

Wells Fargo Colorado Tax-Free Fund
Wells Fargo Minnesota Tax-Free Fund
Class A, Class B and Institutional Class

Wells Fargo Nebraska Tax-Free Fund
Institutional Class

Supplement dated August 1, 2004,
to the Prospectus for the Class A, Class B and Class C shares dated November 1, 2003, as amended and supplemented January 30, 2004, and supplemented July 14, 2004,
and to the Prospectus for the Institutional Class shares
dated November 1, 2003, as supplemented July 14, 2004

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the Wells Fargo Funds (the "Funds"). At its May 18 and 19, 2004, regular meeting, the Board approved changes to the method in which advisory fees are charged to the Funds. These changes are described below.

Effective August 1, 2004, the Board approved a new advisory fee schedule for the Funds. The new schedule implements asset level breakpoints at which the advisory fee charged to each Fund decreases as the asset level of the Fund increases. Each Fund has its own advisory fee rate schedule. Dependent upon a Fund's current asset base, the new schedules will result in advisory fee rates that are either equal to or lower than the current advisory fee for the Fund; in no case will the advisory fee of any Fund increase as a result of the new fee schedules. For the specific schedule applicable to a Fund, please see the Statement of Additional Information.

WELLS FARGO FUNDS TRUST

Wells Fargo WealthBuilder Growth Portfolio
Wells Fargo WealthBuilder Growth Balanced Portfolio
Wells Fargo WealthBuilder Growth & Income Portfolio

Supplement dated August 1, 2004
to the Prospectus dated October 1, 2003,
as supplemented January 30, 2004

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the Wells Fargo WealthBuilder Portfolios (the "Portfolios"). At its May 18 and 19, 2004, regular meeting, the Board approved changes to the method in which advisory fees are charged to the Portfolios. These changes are described below.

Effective August 1, 2004, the Board approved a new advisory fee schedule for the Portfolios. The new schedule implements asset level breakpoints at which the advisory fee charged to each Portfolio decreases as the asset level of the Portfolio increases. Each Portfolio has its own advisory fee rate schedule. Dependent upon a Portfolio's current asset base, the new schedules will result in advisory fee rates that are either equal to or lower than the current advisory fee for the Portfolio; in no case will the advisory fee of any Portfolio increase as a result of the new fee schedules. For the specific schedule applicable to a Portfolio, please see the Statement of Additional Information.

WELLS FARGO FUNDS TRUST

Wells Fargo Overseas Fund

Supplement dated August 1, 2004,
to the Prospectus for the Class A, Class B and Class C shares dated October 31, 2003

This supplement contains important information for shareholders about matters recently approved by the Board of Trustees (the "Board") of Wells Fargo Funds Trust affecting the Wells Fargo Overseas Fund (the "Fund"). At its May 18 and 19, 2004, regular meeting, the Board approved changes to the method in which advisory fees are charged to the Fund. These changes are described below.

Effective August 1, 2004, the Board approved a new advisory fee schedule for the Fund. The new schedule implements asset level breakpoints at which the advisory fee charged to the Fund decreases as the asset level of the Fund increases. Dependent upon the Fund's current asset base, the new schedules will result in advisory fee rates that are either equal to or lower than the current advisory fee for the Fund. For the specific advisory fee schedule for the Fund, please see the Statement of Additional Information.